INCOME TAX - Reconciliation of income tax expense (Details)	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2017 CNY (¥)
INCOME TAX
Income tax benefits calculated at PRC statutory rates	$ (920,095)	¥ (6,318,111)	¥ (5,679,505)	¥ (580,551)
Nondeductible expenses and others	(8,174)	(56,127)	(65,427)	93,709
Favorable tax rate impact	928,842	6,378,169	2,009,486	232,221
Benefit of revenue exempted from enterprise income tax	(40,682)	(279,352)	(55,748)	(19,919)
Change in valuation allowances	98,139	673,898	3,869,157	602,583
Tax refund			(61,733)	(20,143)
Provision for income tax	$ 58,030	¥ 398,477	¥ 16,230	¥ 307,900